INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (3,393)	$ (16,712)	$ 62,991
Foreign	6,453	(24,249)	(2,865)
Income (Loss) before Taxes on Income	$ 3,060	$ (40,961)	$ 60,126